Consolidated Statements of Cash Flows - CAD	3 Months Ended		6 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016
Statement of Cash Flows [Abstract]
Net loss	CAD (1,805,329)	CAD (2,000,077)	CAD (3,796,190)	CAD (4,120,117)
Items not affecting cash
Depreciation	113,278	93,891	204,786	186,126
Stock-based compensation (Note 7)	821,943	40,749	1,644,868	700,859
Deferred share units (Note 8)	8,095	8,200	15,356	16,144
Accreted interest on convertible debenture (Note 5)	60,415	8,884	143,645	17,714
Unrealized foreign exchange loss (gain)	18,375	28,851	(19,495)	10,911
Change in non-cash operating assets & liabilities
Accounts receivable	86,742	(103,729)	(510,335)	88,600
Investment tax credits	152,635	(71,495)	90,166	(154,057)
Inventory	(89,643)	0	(492,617)	0
Prepaid expenses, sundry and other assets	(26,972)	41,538	(69,879)	(28,037)
Accounts payable, accrued liabilities and employee costs payable	(216,967)	628,143	266,968	172,745
Deferred revenue (Note 3)	(75,000)	0	(150,000)	0
Cash flows used in operating activities	(952,428)	(1,325,045)	(2,672,727)	(3,109,112)
Financing activities
Repayment of principal on convertible debenture (Note 5)	0	0	(150,000)	0
Repayment of capital lease obligations	(5,710)	(4,149)	(11,042)	(9,471)
Issuance of common shares on at-the-market financing (Note 6)	871,449	1,150,771	1,448,472	1,548,015
Proceeds from issuance of common shares on exercise of warrants (Note 9)	29,958	0	295,308	122,092
Issuance of common shares on exercise of options (Note 7)	0	0	12,465	0
Offering costs	(55,102)	(50,467)	(71,667)	(61,609)
Cash flows provided from financing activities	840,595	1,096,155	1,523,536	1,599,027
Investing activity
Purchase of property and equipment (Note 4)	(797,173)	(22,466)	(1,519,615)	(71,783)
Cash flows used in investing activities	(797,173)	(22,466)	(1,519,615)	(71,783)
Decrease in cash	(909,006)	(251,356)	(2,668,806)	(1,581,868)
Cash, beginning of period	2,384,624	424,684	4,144,424	1,755,196
Cash, end of period	1,475,618	173,328	1,475,618	173,328
Supplemental cash flow information
Interest paid	52,337	29,569	82,398	44,846
Taxes paid	CAD 0	CAD 0	CAD 0	CAD 0